Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses	$ 16,185	$ 11,668
Accrued indirect taxes and related liabilities	26,347	15,798
Accrued compensation and benefits	19,918	9,797
Advancements from customers	9,163	7,426
Other current liabilities	4,377	2,669
Accrued expenses and other current liabilities	$ 75,990	$ 47,358